                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2005

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

     Kurt F. Somerville
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes      60 State Street     Boston,     MA           02109
--------------------------------------------------------------------------------
Business Address            (Street)            (City)      (State)      (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


----------------------------------- ATTENTION ----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2005.

                                   Kurt F. Somerville
                                   ---------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   ---------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                  13F File No.:          Name:                                     13F File No.:
1.      Brian C. Broderick (12)*       28-11136               6.       Lawrence T. Perera               28-06167
-----------------------------------    ------------------     -------------------------------------     ----------------
2.      Michael B. Elefante            28-06281               7.       Michael J. Puzo                  28-06165
-----------------------------------    ------------------     -------------------------------------     ----------------
3.      Timothy F. Fidgeon             28-06169               8.
-----------------------------------    ------------------     -------------------------------------     ----------------
4.      Roy A. Hammer                  28-5798                9.
-----------------------------------    ------------------     -------------------------------------     ----------------
5.      Stephen W. Kidder (35)*        28-11134               10.
-----------------------------------    ------------------     -------------------------------------     ----------------

----------

*    Refers to manager number on attached detail in Item 7.

                                                                          Page 1
AS OF:  SEPTEMBER 30, 2005            FORM 13F    SEC FILE # KURT S. SOMERVILLE/

                                                                   ITEM 5:        ITEM 6:                          ITEM 8:
                                       ITEM 3:       ITEM 4:      SHARES OR     INVESTMENT                    VOTING AUTHORITY
    ITEM 1:             ITEM 2:        CUSIP       FAIR MARKET    PRINCIPAL     DISCRETION       ITEM 7:    (A)      (B)       (C)
 NAME OF ISSUER     TITLE OF CLASS     NUMBER         VALUE        AMOUNT      (A)  (B)  (C)    MANAGERS    SOLE    SHARES     NONE
ABBOTT LABS         COMMON STOCK      002824100      1655466        39044                 xx                         35062
                                                                                          xx       12                  632
                                                                                          xx       35                 3350

ALBERTO CULVER      COMMON STOCK      013068101       458688        10250                 xx                          7650
CO                                                                                        xx       12                 1000
                                                                                          xx       35                 1600

AMAZON NOTE         CONV. CORPORATE   023135AF3      1846498      1889000                 xx                       1534000
CONV SUB DEB        BONDS                                                                 xx       12                60000
                                                                                          xx       35               295000

AMERICAN            COMMON STOCK      025816109       218272         3800                 xx                          3800
EXPRESS CO

AMERICAN            COMMON STOCK      026874107       393446         6350                 xx                          6350
INTERNATIONAL
GROUP INC.

AMGEN INC.          COMMON STOCK      031162100      3357214        42139                 xx                         34339
                                                                                          xx       12                  800
                                                                                          xx       35                 7000

ANALOG DEVICES,     COMMON STOCK      032654105      1691653        45548                 xx                         38848
INC.                                                                                      xx       12                 1500
                                                                                          xx       35                 5200

APTARGROUP INC      COMMON STOCK      038336103      1671225        33552                 xx                         27302
                                                                                          xx       12                  650
                                                                                          xx       35                 5600

AUTOMATIC DATA      COMMON STOCK      053015103       735123        17080                 xx                         11178
PROCESSING                                                                                xx       12                  500
                                                                                          xx       35                 5402

AVERY DENNISON      COMMON STOCK      053611109       863649        16485                 xx                         12985
CORP.                                                                                     xx       12                  400
                                                                                          xx       35                 3100

BP PLC ADR          COMMON STOCK      055622104      4882274        68910                 xx                         57563
                                                                                          xx       12                 2280
                                                                                          xx       35                 9067

                                                                          Page 2
AS OF:  SEPTEMBER 30, 2005            FORM 13F    SEC FILE # KURT S. SOMERVILLE/

                                                                   ITEM 5:        ITEM 6:                          ITEM 8:
                                       ITEM 3:       ITEM 4:      SHARES OR     INVESTMENT                    VOTING AUTHORITY
    ITEM 1:             ITEM 2:        CUSIP       FAIR MARKET    PRINCIPAL     DISCRETION       ITEM 7:    (A)      (B)       (C)
 NAME OF ISSUER     TITLE OF CLASS     NUMBER         VALUE        AMOUNT      (A)  (B)  (C)    MANAGERS    SOLE    SHARES     NONE
BANK OF AMERICA     COMMON STOCK      060505104       594326        14117                 xx                         10717
CORP.                                                                                     xx       35                 3400

BEA SYSTEMS INC.    CORPORATE         073325AD4      3564875      3610000                 xx                       2960000
                    BONDS                                                                 xx       12               165000
                                                                                          xx       35               485000

BERKSHIRE           CLASS A           084670108       829000           10                 xx                            10
HATHAWAY INC.

BERKSHIRE           CLASS B           084670207       338644          124                 xx                           124
HATHAWAY INC.

BIOMET INC          COMMON STOCK      090613100      1279411        36860                 xx                         31160
                                                                                          xx       12                  900
                                                                                          xx       35                 4800

BOEING COMPANY      COMMON STOCK      097023105       251415         3700                 xx                          2300
                                                                                          xx       35                 1400

BOTTOMLINE          COMMON STOCK      101388106       227859        15100                 xx                         14700
TECHNOLOGIES                                                                              xx       12                  400
INC.

BRISTOL-MYERS       COMMON STOCK      110122108       394608        16401                 xx                         16001
SQUIBB CO.                                                                                xx       12                  200
                                                                                          xx       35                  200

BURLINGTON          COMMON STOCK      12189T104       539695         9025                 xx                          9025
NORTHERN SANTA
FE CORP

BURLINGTON          COMMON STOCK      122014103       956648        11764                 xx                         11764
RESOURCES INC.

CANADIAN            COMMON STOCK      136375102      2845634        40085                 xx                         33160
NATIONAL                                                                                  xx       12                  875
RAILWAY CO.                                                                               xx       35                 6050

CHEVRON CORP.       COMMON STOCK      166764100      2754779        42558                 xx                         40890
                                                                                          xx       35                 1668

                                                                          Page 3
AS OF:  SEPTEMBER 30, 2005            FORM 13F    SEC FILE # KURT S. SOMERVILLE/

                                                                   ITEM 5:        ITEM 6:                          ITEM 8:
                                       ITEM 3:       ITEM 4:      SHARES OR     INVESTMENT                    VOTING AUTHORITY
    ITEM 1:             ITEM 2:        CUSIP       FAIR MARKET    PRINCIPAL     DISCRETION       ITEM 7:    (A)      (B)       (C)
 NAME OF ISSUER     TITLE OF CLASS     NUMBER         VALUE        AMOUNT      (A)  (B)  (C)    MANAGERS    SOLE    SHARES     NONE
CHUBB               COMMON STOCK      171232101       263993         2948                 xx                          2948
CORPORATION

CISCO SYS INC.      COMMON STOCK      17275R102       816202        45547                 xx                         38299
                                                                                          xx       12                  300
                                                                                          xx       35                 6948

COCA COLA CO.       COMMON STOCK      191216100       347420         8044                 xx                          8044

DOW CHEMICAL CO.    COMMON STOCK      260543103       302024         7248                 xx                          7248

DOW JONES & CO      COMMON STOCK      260561105       705026        18461                 xx                         18461
INC

DOW JONES & CO      CLASS B           260561204      3175499        83150                 xx                         83150
INC                 (RESTRICTED)

E I DU PONT DE      COMMON STOCK      263534109       571882        14600                 xx                         14200
NEMOURS & CO.                                                                             xx       35                  400

E M C CORP.         COMMON STOCK      268648102       940945        72716                 xx                         65466
                                                                                          xx       12                 1200
                                                                                          xx       35                 6050

EATON VANCE         COMMON STOCK      278265103       260610        10500                 xx                         10500
CORP.

EMERSON ELECTRIC    COMMON STOCK      291011104      2434666        33909                 xx                         28534
CO.                                                                                       xx       12                 1275
                                                                                          xx       35                 4100

ENCANA CORP.        COMMON STOCK      292505104      5508138        94463                 xx                         80913
                                                                                          xx       12                 3200
                                                                                          xx       35                10350

EXXON MOBIL         COMMON STOCK      30231G102      7598685       119589                 xx                        107977
CORP.                                                                                     xx       12                 2300
                                                                                          xx       35                 9312

FUEL CELL ENERGY    COMMON STOCK      35952H106       417409        38050                 xx                         33250
INC.                                                                                      xx       35                 4800

GENERAL ELECTRIC    COMMON STOCK      369604103      1770705        52590                 xx                         49540
CO.                                                                                       xx       35                 3050

                                                                          Page 4
AS OF:  SEPTEMBER 30, 2005            FORM 13F    SEC FILE # KURT S. SOMERVILLE/

                                                                   ITEM 5:        ITEM 6:                          ITEM 8:
                                       ITEM 3:       ITEM 4:      SHARES OR     INVESTMENT                    VOTING AUTHORITY
    ITEM 1:             ITEM 2:        CUSIP       FAIR MARKET    PRINCIPAL     DISCRETION       ITEM 7:    (A)      (B)       (C)
 NAME OF ISSUER     TITLE OF CLASS     NUMBER         VALUE        AMOUNT      (A)  (B)  (C)    MANAGERS    SOLE    SHARES     NONE
GENERAL MILLS       COMMON STOCK      370334104       222780         4622                 xx                          4622
INC.

HELMERICH &         COMMON STOCK      423452101       593332         9825                 xx                          8825
PAYNE INC.                                                                                xx       12                  400
                                                                                          xx       35                  600

I M S HEALTH INC.   COMMON STOCK      449934108       201360         8000                 xx                          8000

ILLINOIS TOOL       COMMON STOCK      452308109       201709         2450                 xx                           450
WORKS INC.                                                                                xx       35                 2000

INTEL               COMMON STOCK      458140100      3516224       142646                 xx                        119063
CORPORATION                                                                               xx       12                 1400
                                                                                          xx       35                22183

INTL BUSINESS       COMMON STOCK      459200101      1343685        16750                 xx                         16750
MACHINES

INTERNATIONAL       COMMON STOCK      460146103       238400         8000                 xx                          8000
PAPER CO.

IVAX CORP           CORPORATE         465823AG7      3350806      3355000                 xx                       2810000
                    BONDS                                                                 xx       12                60000
                                                                                          xx       35               485000

JEFFERSON-PILOT     COMMON STOCK      475070108      3930163        76806                 xx                         64819
CORP.                                                                                     xx       12                 1650
                                                                                          xx       35                10337

JOHNSON &           COMMON STOCK      478160104      4167304        65855                 xx                         55555
JOHNSON                                                                                   xx       12                  800
                                                                                          xx       35                 9500

KOPIN               COMMON STOCK      500600101       170942        24596                 xx                         19996
                                                                                          xx       12                 2500
                                                                                          xx       35                 2100

LIFELINE SYS.INC.   COMMON STOCK      532192101       248920         7446                 xx                          6746
                                                                                          xx       35                  700

ELI LILLY & CO.     COMMON STOCK      532457108       511491         9557                 xx                          9557

                                                                          Page 5
AS OF:  SEPTEMBER 30, 2005            FORM 13F    SEC FILE # KURT S. SOMERVILLE/

                                                                   ITEM 5:        ITEM 6:                          ITEM 8:
                                       ITEM 3:       ITEM 4:      SHARES OR     INVESTMENT                    VOTING AUTHORITY
    ITEM 1:             ITEM 2:        CUSIP       FAIR MARKET    PRINCIPAL     DISCRETION       ITEM 7:    (A)      (B)       (C)
 NAME OF ISSUER     TITLE OF CLASS     NUMBER         VALUE        AMOUNT      (A)  (B)  (C)    MANAGERS    SOLE    SHARES     NONE
MERCK & CO. INC.    COMMON STOCK      589331107      1578588        58015                 xx                         50503
                                                                                          xx       12                  600
                                                                                          xx       35                 6912

MICROSOFT CORP.     COMMON STOCK      594918104      1681430        65349                 xx                         55731
                                                                                          xx       12                  800
                                                                                          xx       35                 8818

NOKIA CORP ADR A    COMMON STOCK      654902204       881096        52105                 xx                         44905
                                                                                          xx       12                  500
                                                                                          xx       35                 6700

NUVEEN QUALITY      MUTUAL FUNDS      67072C105       286020        21000                 xx                         19000
PFD INCOME FD 2                                                                           xx       12                 2000

ORACLE CORP.        COMMON STOCK      68389X105       572000        46129                 xx                         37329
                                                                                          xx       12                 1000
                                                                                          xx       35                 7800

PEPSICO INC.        COMMON STOCK      713448108      1396994        24634                 xx                         21034
                                                                                          xx       35                 3600

PFIZER INC.         COMMON STOCK      717081103      1383638        55412                 xx                         47112
                                                                                          xx       12                  200
                                                                                          xx       35                 8100

PROCTER &           COMMON STOCK      742718109      2703468        45467                 xx                         40067
GAMBLE CO.                                                                                xx       35                 5400

SCHLUMBERGER        COMMON STOCK      806857108       246558         2922                 xx                          2747
LTD                                                                                       xx       12                  175

J M SMUCKER CO      COMMON STOCK      832696405      2079502        42841                 xx                         36141
NEW                                                                                       xx       12                 1600
                                                                                          xx       35                 5100

SNAP ON INC         COMMON STOCK      833034101       413393        11445                 xx                          8545
                                                                                          xx       35                 2900

SONOSITE INC.       COMMON STOCK      83568G104       252280         8500                 xx                          6700
                                                                                          xx       35                 1800

                                                                          Page 6
AS OF:  SEPTEMBER 30, 2005            FORM 13F    SEC FILE # KURT S. SOMERVILLE/

                                                                   ITEM 5:        ITEM 6:                          ITEM 8:
                                       ITEM 3:       ITEM 4:      SHARES OR     INVESTMENT                    VOTING AUTHORITY
    ITEM 1:             ITEM 2:        CUSIP       FAIR MARKET    PRINCIPAL     DISCRETION       ITEM 7:    (A)      (B)       (C)
 NAME OF ISSUER     TITLE OF CLASS     NUMBER         VALUE        AMOUNT      (A)  (B)  (C)    MANAGERS    SOLE    SHARES     NONE
STATE STREET        COMMON STOCK      857477103      1179070        24102                 xx                         20202
CORP.                                                                                     xx       12                 1400
                                                                                          xx       35                 2500

3 M COMPANY         COMMON STOCK      88579Y101      2282963        31120                 xx                         25239
                                                                                          xx       12                  700
                                                                                          xx       35                 5181

U S BANCORP         COMMON STOCK      902973304       373464        13300                 xx                         13300

UNION PACIFIC       COMMON STOCK      907818108       344160         4800                 xx                          4800
CORP.

UNITED NATURAL      COMMON STOCK      911163103       470536        13307                 xx                         10907
FOODS, INC.                                                                               xx       12                  700
                                                                                          xx       35                 1700

WELLS FARGO &       COMMON STOCK      949746101       327992         5600                 xx                          5600
CO.(NEW)

WYETH               COMMON STOCK      983024100       914434        19763                 xx                         16447
                                                                                          xx       35                 3316

INGERSOLL RAND      COMMON STOCK      G4776G101       447291        11700                 xx                         11700
LTD. CL A

TOTAL:                                            95,975,599